Common Stock and Stock Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Shares Reserved for Future Issuance

Shares reserved for future issuance at December 31, 2017 are as follows:

Number of Shares
Common stock options outstanding	6,083,482
Common stock options available for future grant:
2014 Equity Incentive Plan	125,000
Amended and Restated 2017 Inducement Equity Incentive Plan	1,850,000
Exercise of common stock warrants outstanding	240,620

Total common shares reserved for future issuance	8,299,102

Shares Reserved for Future Issuance

Shares reserved for future issuance at September 30, 2018 are as follows:

Number of Shares
Common stock reserved for issuance for outstanding options	7,454,266
Common stock options available for future grant:
2014 Equity Incentive Plan	1,548,678
2017 Inducement Equity Incentive Plan	254,708
Common stock reserved for issuance for outstanding warrants	240,620

Total common shares reserved for future issuance	9,498,272